Stockholders' Equity - 2009 Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	1,316,093
Stock options, weighted average grant date fair value (in dollars per share)	$ 5.36
Available for Issue (in shares)	4,096,649
2009 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding (in shares)	1,506,620	1,532,356	1,671,076	1,307,080
Stock options, contractual term	10 years	10 years
Granted (in shares)		279,306	550,049
Stock options, weighted average grant date fair value (in dollars per share)		$ 5.60
Available for Issue (in shares)	0
Recognized compensation expense		$ 245
Unrecognized compensation expense		$ 873
Compensation expense, period for recognition	1 year 7 months 6 days	1 year 6 months
2009 Plan | Board of Directors and Other Non-Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)			177,973
2009 Plan | Options to purchase common stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Available for Issue (in shares)		0
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding (in shares)		2,069,705	0	0
Granted (in shares)		2,100,307	0
Stock options, weighted average grant date fair value (in dollars per share)		$ 4.08
Available for Issue (in shares)	4,096,649
Recognized compensation expense		$ 724
Unrecognized compensation expense		$ 7,766
Compensation expense, period for recognition	3 years 6 months	3 years 7 months 6 days
2023 Plan | Board of Directors and Other Non-Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		278,000
Minimum | 2009 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, graded vesting period	1 year	1 year
Maximum | 2009 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, graded vesting period	4 years	4 years